Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2023
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.88%
Communication Services - 3.28%
AT&T, Inc. 115,000 $ 2,213,750
Lumen Technologies, Inc. 138,100 365,965
Netflix, Inc.* 6,400 2,211,072
4,790,787
Consumer Discretionary - 13.52%
Amazon.com, Inc.* 15,800 1,631,982
AutoNation, Inc.* 16,000 2,149,760
Booking Holdings, Inc.* 800 2,121,928
Choice Hotels
International, Inc.+ 13,000 1,523,470
Expedia Group, Inc.* 16,700 1,620,401
Five Below, Inc.* 8,200 1,688,954
Genuine Parts Co. 7,800 1,305,018
Penske Automotive Group,
Inc. 8,100 1,148,661
PulteGroup, Inc. 25,000 1,457,000
Tapestry, Inc. 38,000 1,638,180
Ulta Beauty, Inc.* 4,300 2,346,381
Whirlpool Corp. 8,500 1,122,170
19,753,905
Consumer Staples - 2.25%
Lamb Weston Holdings,
Inc. 20,800 2,174,016
Tyson Foods, Inc., Class A 18,800 1,115,216
3,289,232
Energy - 8.30%
APA Corp. 42,000 1,514,520
Cheniere Energy, Inc. 9,600 1,512,960
Chesapeake Energy
Corp.+ 17,300 1,315,492
HF Sinclair Corp. 23,000 1,112,740
Marathon Petroleum Corp. 13,000 1,752,790
Occidental Petroleum
Corp. 30,300 1,891,629
Texas Pacific Land Corp.+ 800 1,360,816
Valero Energy Corp. 12,000 1,675,200
12,136,147
Financials - 16.53%
Ameriprise Financial, Inc. 5,000 1,532,500
Bank of New York Mellon
Corp. (The) 30,000 1,363,200
Citigroup, Inc. 30,000 1,406,700
Everest Re Group, Ltd. 5,100 1,825,902
Fidelity National Financial,
Inc. 20,000 698,600
Industry Company Shares Value
Financials (continued)
Jefferies Financial Group,
Inc. 42,000 $ 1,333,080
JPMorgan Chase & Co. 16,800 2,189,208
LPL Financial Holdings,
Inc. 8,700 1,760,880
Mastercard , Inc., Class A 5,000 1,817,050
MetLife, Inc. 21,400 1,239,916
Morningstar, Inc. 6,300 1,279,089
MSCI, Inc. 2,723 1,524,036
Royal Bank of Canada 15,000 1,433,700
Synchrony Financial 62,300 1,811,684
UBS Group AG 95,000 2,027,300
WEX, Inc.* 5,000 919,450
24,162,295
Health Care - 12.89%
Amgen, Inc. 12,000 2,901,000
Bio- Techne Corp. 16,000 1,187,040
Cigna Group (The) 7,000 1,788,710
Halozyme Therapeutics,
Inc.* 33,400 1,275,546
Hologic , Inc.* 29,100 2,348,370
Insulet Corp.* 4,700 1,499,112
Mettler -Toledo
International, Inc.* 1,300 1,989,273
Sarepta Therapeutics, Inc.* 12,300 1,695,309
UnitedHealth Group, Inc. 5,500 2,599,245
Veeva Systems, Inc.,
Class A* 8,500 1,562,215
18,845,820
Industrials - 13.93%
Automatic Data
Processing, Inc. 9,000 2,003,670
Avis Budget Group, Inc.* 8,900 1,733,720
Axon Enterprise, Inc.* 12,000 2,698,200
Builders FirstSource , Inc.* 23,000 2,041,940
Genpact , Ltd. 31,000 1,432,820
Owens Corning 19,000 1,820,200
Rollins, Inc. 35,850 1,345,451
Trane Technologies PLC 8,500 1,563,830
United Rentals, Inc. 3,600 1,424,736
WillScot Mobile Mini
Holdings Corp.* 41,500 1,945,520
Xylem, Inc. 22,400 2,345,280
20,355,367
Information Technology - 22.90%
Adobe, Inc.* 5,500 2,119,535

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2023
Quarterly Report | March 31, 2023 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Advanced Micro Devices,
Inc.* 20,900 $ 2,048,409
Allegro MicroSystems , Inc.* 48,000 2,303,520
Apple, Inc. 26,000 4,287,400
Arista Networks, Inc.* 11,300 1,896,818
Cadence Design Systems,
Inc.* 10,000 2,100,900
Check Point Software
Technologies, Ltd.* 13,000 1,690,000
Dolby Laboratories, Inc.,
Class A 20,000 1,708,400
Dropbox, Inc., Class A* 63,800 1,379,356
Enphase Energy, Inc.* 5,700 1,198,596
Fortinet, Inc.* 25,500 1,694,730
Lattice Semiconductor
Corp.* 20,000 1,910,000
Microsoft Corp. 16,300 4,699,290
NetApp, Inc. 21,100 1,347,235
QUALCOMM, Inc. 11,400 1,454,412
VeriSign, Inc.* 7,700 1,627,241
33,465,842
Materials - 6.28%
CF Industries Holdings,
Inc. 17,000 1,232,330
Nucor Corp. 13,300 2,054,451
Olin Corp. 34,000 1,887,000
Steel Dynamics, Inc. 20,100 2,272,506
West Fraser Timber Co.,
Ltd. 24,400 1,738,256
9,184,543
TOTAL COMMON STOCKS - 99.88% 145,983,938
(Cost $139,786,200)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.85%
Fidelity Investments Money
Market Government
Portfolio Class I 4.72% 1,240,749
1,240,749
TOTAL MONEY MARKET FUND - 0.85% 1,240,749
(Cost $1,240,749)
TOTAL INVESTMENTS
-
100.73%
$ 147,224,687
(Cost $141,026,949)
Liabilities in Excess of Other Assets - (0.73%) (1,073,700)
NET ASSETS - 100.00% $ 146,150,987
* Non-income producing security.
^ Rate disclosed as of March 31, 2023.
+ This security or a portion of the security is out on loan as of
March 31, 2023. Total loaned securities had a value of
$4,199,778 as of March 31, 2023.
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2023 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 145,983,938 $ – $ – $ 145,983,938
Money Market
Fund 1,240,749 – – 1,240,749
TOTAL
$147,224,687 $– $– $147,224,687
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.